Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

(a)	Castor Ships:

During the six months ended June 30, 2022, Castor Ships provided the vessel-owning Toro Subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by such Toro Subsidiaries (the “Ship Management Agreements”). In exchange for these services, the relevant Toro Subsidiaries each paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, Castor entered into an Amended and Restated Master Management Agreement with Castor Ships. Under such agreement, Castor Ships agreed to provide the Company with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).

Until March 7, 2023, in exchange for these services, the Company paid Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries paid Castor Ships a daily fee of $975 per vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee were adjusted annually for inflation on each anniversary of the effective date of Castor’s Amended and Restated Master Management Agreement. The Company’s subsidiaries will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to their vessels. On March 7, 2023, Toro entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement (and as further amended and supplemented effective April 26, 2023, the “Master Management Agreement”). The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on the 1st of July of each year in accordance with the terms of the Master Management Agreement, and (i) the Ship Management Fee increased from $975 per vessel per day to $1,039 per vessel per day and the Flat Management Fee increased from $0.75 million to $0.8 million effective July 1, 2023 and (ii) the Ship Management Fee increased from $1,039 per vessel per day to $1,071 per vessel per day and the Flat Management Fee increased from $0.8 million to $0.82 million effective July 1, 2024. In addition to the Ship Management Fee and Flat Management Fee, effective July 1, 2024, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry. The Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances.

As of December 31, 2024, in accordance with the provisions of the Master Management Agreement, effective April 26 , 2023, by and among the Company, its shipowning subsidiaries and Castor Ships, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the M/T Wonder Mimosa and LPG Dream Syrax, for which Castor Ships has provided the technical management since June 7, 2023 and November 5, 2024, respectively. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro.

During the years ended December 31, 2022, 2023 and 2024, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $666,500, $1,710,651 and $1,930,810, respectively, (ii) charter hire commissions amounting to $195,472, $279,719 and $418,070, respectively, (iii) a sale and purchase commission from continuing operations in the year ended December 31,2023 amounting to $887,050 comprising (a) $707,150 related to the acquisition of the vessels LPG Dream Terrax, LPG Dream Arrax, LPG Dream Syrax and LPG Dream Vermax, which is included in ‘Vessels, net’ in the accompanying consolidated balance sheet and (b) $179,900 related to the sale of M/T Wonder Formosa which is included in ‘Gain on sale of vessel’ in the accompanying consolidated statements of comprehensive income and (iv) sale and purchase commissions from discontinued operations amounting to $131,500 in the year ended December 31, 2022 in connection with the sale of the vessel M/T Wonder Arcturus, $1,611,000 in the year ended December 31, 2023, related to the sale of the vessel M/T Wonder Bellatrix, M/T Wonder Polaris, M/T Wonder Musica, M/T Wonder Avior and M/T Wonder Vega and $338,000 in the year ended December 31, 2024, related to the sale of the vessel M/T Wonder Sirius which are included in ‘Gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income from discontinued operations.

In addition, until March 7, 2023, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Toro Subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the year ended December 31, 2022 and the period from January 1 through March 7, 2023, the above mentioned administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $624,087 and $144,445, respectively, and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income. For the period of March 7, 2023 through December 31, 2023, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $2,557,332, which is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income. As a result, in each of the years ended December 31, 2022, 2023 and 2024, the aggregate amounts of $624,087, $2,701,777 and $3,247,570, respectively, are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of each of December 31, 2023 and December 31, 2024, the working capital guarantee advances to Castor Ships amounted to $1,590,501, respectively, which are presented in ‘Due from related parties, non-current’ in the accompanying consolidated balance sheets. As of December 31, 2023 and December 31, 2024, the amounts of $1,018,883 and $6,072,800 of ‘Due from related parties, current’, respectively, represent operating expense payments made on behalf of the Company to the third-party managers and Castor Ships in excess of amounts advanced and advances of expected scheduled drydocking repairs.

(b)	Pavimar:

During period ended December 31, 2021 and the six months ended June 30, 2022, Pavimar provided the vessel-owning Toro Subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion (the “Technical Management Agreements”) in exchange for which Pavimar was paid a daily fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the vessel-owning Toro Subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and such Toro Subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements.

Following the termination of the Technical Management Agreements, as of December 31, 2022, there are no remaining obligations from Pavimar to the Company.

During the years ended December 31, 2022, 2023 and 2024, management fees under the Technical Management Agreements amounted to $217,200, $0 and $0, respectively.

(c)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 9). The amount of accrued dividend on Series A Preferred Shares due to Castor as of December 31, 2023 and  December 31, 2024 was $315,000 and $338,333, respectively and is presented net in ‘Due to related parties, current’ in the accompanying consolidated balance sheet.

In the period ended December 31, 2023, the Company reimbursed Castor $2,694,646 for expenses related to the Spin-Off that were incurred by Castor. As of December 31, 2023 and 2024, there are no outstanding expenses to be reimbursed by the Company.

On August 7, 2023, the Company agreed to purchase 50,000 5.00% Series D Cumulative Perpetual Convertible Preferred Shares of Castor, having a stated value of $1,000 and par value of $0.001 per share (the “Castor Series D Preferred Shares”), for aggregate cash consideration of $50.0 million. The distribution rate on the Castor Series D Preferred Shares is 5.00% per annum, which rate will be multiplied by a factor of 1.3 on the seventh anniversary of the issue date of the Castor Series D Preferred Shares and annually thereafter, subject to a maximum distribution rate of 20% per annum in respect of any quarterly dividend period. Dividends are payable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Castor’s board of directors’ approval.

The Series D Preferred Shares are convertible, in whole or in part, at the Company’s option to common shares of Castor from the first anniversary of their issue date at the lower of (i) $7.00 per common share, and (ii) the 5-day-value-weighted average price immediately preceding the conversion. On March 27, 2024, Castor effected a 1-for-10 reverse stock split of its common stock without any change in the number of authorized common shares. As a result of the reverse stock split, the number of Castor’s outstanding shares as of March 27, 2024, decreased to 9,662,354 while the par value of its common shares remained unchanged at $0.001 per share.The conversion price of the Castor Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

On December 12, 2024, Toro agreed to purchase for an aggregate consideration of $50,000,000 in cash, an additional 50,000 Castor Series D Preferred Shares. The Company owns all 100,000 outstanding Castor Series D Preferred Shares.

In connection with the transaction, Castor amended the terms of the Castor Series D Preferred Shares to, among other things: (i) reset the date from which holders of the Castor Series D Preferred Shares may convert their Series D Preferred Shares into common shares of Castor to January 1, 2026 from August 7, 2024, (ii) require that any holder of the Castor Series D Preferred Shares electing to exercise its optional conversion rights convert not less than 500 Castor Series D Preferred Shares into common shares of Castor, and (iii) introduce an additional redemption feature whereby Castor may, at its option, redeem for cash all remaining outstanding Castor Series D Preferred Shares if the number of Series D Preferred Shares outstanding is 30,000 or less. Toro may not dispose of any of the Castor Series D Preferred Shares for a period of 180 days after the closing date of the transaction.

For the years ended December 31, 2023 and 2024, the Company received a dividend on the Castor Series D Preferred Shares, amounting to $0.5 million and $2.5 million, respectively. As of December 31, 2023 and 2024, the aggregate value of the investment in Castor amounted to $50,541,667 and $100,687,500, respectively, including $541,667 and $687,500 of accrued dividends, respectively, and is presented as ‘Investment in related party’ in the accompanying  consolidated balance sheet. As of December 31, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

On December 11, 2024, Toro entered into a facility agreement with Castor to provide a $100.0 million senior term loan facility to Castor (the “Term Loan”) which was drawn-down on the same date. The Term Loan has a tenor of 5 years, bears interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, is guaranteed by ten ship-owning subsidiaries of Castor and is receivable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan is secured by first priority mortgages and first priority general assignments covering insurance policies and requisition compensation over the ten vessels owned by wholly-owned subsidiaries of Castor. The value of these vessels was approximately $235.0 million based on third-party valuations at the time of the drawdown by Castor. Pursuant to the terms of this facility, Castor is also subject to certain negative covenants customary for facilities of this type, which may be waived in Toro’s sole discretion.

As of December 31, 2024, the aggregate amount of loan to Castor amounted to $10,364,205 including $364,205 of accrued interest income and is presented as ‘Loan to related party, current’ in the accompanying  consolidated balance sheet and the remaining amount of $90,000,000 is presented as ‘Loan to related party, non-current’ in the accompanying consolidated balance sheet.

The above transactions and their terms were approved by the independent members of the board of directors of each of Castor and the Company at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

(d)	Equity incentive plan:

As of December 31, 2024, the Company maintains an Equity Incentive Plan (as defined and discussed in Note 12) under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

The stock based compensation cost for the non-vested shares under the Equity Incentive Plan for the years ended December 31, 2022, 2023 and 2024, amounted to $0, $1,272,698 and $5,312,854, respectively, and is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

(e)	Pani Corp. Subscription Agreement:

On April 17, 2023, Toro entered into a subscription agreement with Pani Corp. (“Pani”), a company controlled by the Company’s Chairman and Chief Executive Officer, pursuant to which Toro issued and sold, and Pani purchased, 8,500,000 common shares, par value $0.001 per share, at a purchase price of $2.29 per share, for gross proceeds of $19,465,000, less issuance costs of $817,764. The transaction was approved by a special committee of the Company’s disinterested and independent directors. See Note 8 for further details.